UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera              New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        7

Form 13F Information Table Value Total:   $157,539
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

1. Name: MMI Investments, LP               13F File Number: 028-12272


                                                                FORM 13F INFORMATION TABLE


COLUMN 1            COLUMN 2          COLUMN 3     COLUMN 4           COLUMN 5     COLUMN 6      COLUMN 7           COLUMN 8

                                                   VALUE       SHS OR     SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS    CUSIP        (x$1000)    PRN AMT    PRN  CALL  DISCRETION    MGRS     SOLE      SHARED   NONE
--------------     ---------------   ------       ---------   --------   ---- ----- -----------   -----    -----     -------  -----
ACTUANT CORP        CL A NEW          00508X203     7,664        392,000  SH         SOLE          NONE        392,000
BRINKS CO           COM               109696104     7,758        274,800  SH         SOLE          NONE        274,800
COMMSCOPE INC       COM               203372107    13,775        491,600  SH         SOLE          NONE        491,600
DHT HOLDINGS INC    COM               Y2065G105    17,789      4,537,900  SH         SOLE          NONE      4,537,900
DUCOMMUN INC DEL    COM               264147109     4,360        207,500  SH         SOLE          NONE        207,500
GENOPTIX INC        COM               37243V100    36,413      1,026,000  SH         SOLE          NONE      1,026,000
UNISYS CORP         COM NEW           909214306    69,780      2,000,000  SH         SOLE          NONE      2,000,000






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